Director
Securities Operations

Cert NYS

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

1-33671

RECEIVED
AUG 28 2007
The Division of
Investment Management

August 28, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, MERRILL LYNCH CAPITAL TRUST III, Trust Preferred Securities of Merrill Lynch Capital Trust III (and the guarantees with respect thereto) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on August 28, 2007. Tentative listing date – August 29, 2007.

Sincerely,

PROCESSED
SEP 05 2007
THOMSON
FINANCIAL

07060165

-----BEGIN PRIVACY-ENHANCED MESSAGE-----
Proc-Type: 2001,MIC-CLEAR
Originator-Name: webmaster@www.sec.gov
Originator-Key-Asymmetric:
MFgwCgYEVQgBAQICAf8DSgAwRwJAW2sNKK9AVtBzYZmr6aGjlWyK3XmZv3dTINen
TWSM7vrzLADbmYQaionwg5sDW3P6oaM5D3tdezXMm7z1T+B+twIDAQAB
MIC-Info: RSA-MD5,RSA,
QEe+tLMdjBzHREMem7fcnRLgv5fbLOK+4d/y4yfw3OOuc2zbKMt9RuaB4Oi+dPib
G221kbSnry8XJyOJNg2uaw==

<SEC-DOCUMENT>0001193125-07-187451.txt : 20070822
<SEC-HEADER>0001193125-07-187451.hdr.sgml : 20070822
<ACCEPTANCE-DATETIME>20070822164602

ACCESSION NUMBER:	0001193125-07-187451
CONFORMED SUBMISSION TYPE:	8-A12B
PUBLIC DOCUMENT COUNT:	1
FILED AS OF DATE:	20070822
DATE AS OF CHANGE:	20070822

FILER:

COMPANY DATA:

COMPANY CONFORMED NAME:	MERRILL LYNCH & CO INC
CENTRAL INDEX KEY:	0000065100
STANDARD INDUSTRIAL CLASSIFICATION:	SECURITY BROKERS, DEALERS & FLOTAT
IRS NUMBER:	132740599
STATE OF INCORPORATION:	DE
FISCAL YEAR END:	1229

FILING VALUES:

FORM TYPE:	8-A12B
SEC ACT:	1934 Act
SEC FILE NUMBER:	001-07182
FILM NUMBER:	071073447

BUSINESS ADDRESS:

STREET 1:	4 WORLD FINANCIAL CTR
CITY:	NEW YORK
STATE:	NY
ZIP:	10080
BUSINESS PHONE:	2124491000

MAIL ADDRESS:

STREET 1:	4 WORLD FINANCIAL CTR
CITY:	NEW YORK
STATE:	NY
ZIP:	10080

FILER:

COMPANY DATA:

COMPANY CONFORMED NAME:	Merrill Lynch Capital Trust III
CENTRAL INDEX KEY:	0001409447
STANDARD INDUSTRIAL CLASSIFICATION:	ASSET-BACKED SECURITIES [6189]
IRS NUMBER:	000000000
STATE OF INCORPORATION:	DE
FISCAL YEAR END:	1231

FILING VALUES:

FORM TYPE:	8-A12B

Global Corporate Client Group
20 Broad Street, 17th Floor
New York, NY 10005
212.656.5038 / 2794
212.656.5893

NYSE Euronext

FACSIMILE TRANSMITTAL SHEET

TO: Ms Velma Smith	FROM: Michele Lee
COMPANY: SEC	DATE: 8/28/07
FAX NUMBER: 202-777-1030	TOTAL NO. OF PAGES INCLUDING COVER: (4)
PHONE NUMBER: 202-551-8203	SENDER'S PHONE NUMBER: 212-656-2795
RE: Certification Letters	SENDER'S FAX NUMBER: 212-656-5893

☐ URGENT ☐ FOR REVIEW ☐ PLEASE COMMENT ☐ PLEASE REPLY ☐ PLEASE RECYCLE

(1) Merrill Lynch Capital Trust III w/ Accession page

(2) 4 Kids Entertainment (Rights)

END